FINANCIAL INSTRUMENTS - Interest Rate Risk Management (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivatives designated as hedging instruments location:
Unrealized net loss on qualifying cash flow hedging instruments	$ (19,462,000)	$ (20,964,000)
Designated as hedging instrument | Interest rate swap | Swap | Cash flow hedging
Mark-to-market swaps valuation:
Notional value	899,080,000
Notional principal amount of debt and capital lease obligations	899,100,000	620,300,000
Derivatives designated as hedging instruments location:
Amount of gain/(loss) recognized in OCI on derivative (effective portion)	1,024,000	(8,578,000)	11,615,000
Unrealized net loss on qualifying cash flow hedging instruments	19,500,000
Designated as hedging instrument | Interest rate swap | Swap | Cash flow hedging | Minimum
Mark-to-market swaps valuation:
Fixed interest rate	0.92%
Designated as hedging instrument | Interest rate swap | Swap | Cash flow hedging | Maximum
Mark-to-market swaps valuation:
Fixed interest rate	5.04%
Other Financial Items, Net [Member] | Designated as hedging instrument | Interest rate swap | Swap | Cash flow hedging
Derivatives designated as hedging instruments location:
Effective portion Gain/(loss) reclassified from Accumulated Other Comprehensive Loss	0	0	0
Ineffective Portion	$ 632,000	$ 427,000	$ 552,000